UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 47.9%
	BRAZIL – 9.7%
$100,000	Banco BMG S.A. 6.50%, 3/14/2014	$100,300
300,000	Banco Santander Brasil S.A. 4.50%, 4/6/2015	309,750
450,000	Bertin S.A. / Bertin Finance Ltd. 10.25%, 10/5/2016	506,250
300,000	Braskem International Ltd. 9.38%, 6/1/2015	327,375
300,000	Gol Finance 7.50%, 4/3/20171	284,400
700,000	JBS S.A. 10.50%, 8/4/2016	791,000
501,000	Tam Capital, Inc. 7.38%, 4/25/20171	521,040
		2,840,115
	CHILE – 1.8%
500,000	Telefonica Moviles Chile S.A. 2.88%, 11/9/20151	510,000

	COLOMBIA – 3.6%
300,000	AES Chivor & Cia SCA ESP 9.75%, 12/30/20141	325,500
700,000	Grupo Aval Ltd. 5.25%, 2/1/20171	735,455
		1,060,955
	COSTA RICA – 0.4%
100,000	Costa Rica Government International Bond 6.55%, 3/20/2014	100,000

	EL SALVADOR – 1.8%
500,000	Telemovil Finance Co., Ltd. 8.00%, 10/1/20171	535,000

	GERMANY – 2.0%
550,000	Dresdner Bank A.G. 7.25%, 9/15/2015	594,542

	MEXICO – 24.2%
800,000	Alestra S.A. de C.V. 11.75%, 8/11/20141	850,000
	Controladora Mabe S.A. de C.V.
700,000	6.50%, 12/15/20151	735,000

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	MEXICO (Continued)
$400,000	7.88%, 10/28/20191	$448,000
900,000	Credito Real S.A.B. de C.V. 10.25%, 4/14/20151	968,364
900,000	Empresas ICA S.A.B. de C.V. 8.38%, 7/24/20171	900,000
1,200,000	Financiera Independencia S.A.B. de C.V. 10.00%, 3/30/2015	1,266,000
500,000	Grupo Elektra S.A.B. de C.V. 7.25%, 8/6/20181	516,250
11,816,000	Mexican Bonos 8.00%, 12/17/2015	976,078
400,000	TV Azteca S.A.B. de C.V. 7.50%, 5/25/20181	407,000
		7,066,692
	PERU – 4.2%
350,000	Banco de Credito del Peru 4.75%, 3/16/20161	369,250
800,000	Intercorp Retail Trust 8.88%, 11/14/20181	840,000
		1,209,250
	UNITED STATES – 0.2%
54,062	Continental Airlines 2007-1 Class C Pass-Through Trust 7.34%, 4/19/20141	54,780

	TOTAL CORPORATE BONDS (Cost $13,906,455)	13,971,334

Number of Shares

	COMMON STOCKS – 45.8%
	BRAZIL – 2.0%
55,000	AMBEV S.A. - ADR	404,250
24,500	Gol Linhas Aereas Inteligentes S.A. - ADR*	111,965
4,000	Petroleo Brasileiro S.A. - ADR	55,120
		571,335
	CHILE – 6.7%
959,154	Banco de Chile	139,278
3,600,000	Banco Santander Chile	208,690
8,000	CAP S.A.	152,224
400,000	Colbun S.A.	91,297

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CHILE (Continued)
32,000	Enersis S.A. - ADR	$479,680
44,300	Latam Airlines Group S.A. - ADR	722,533
6,000	Sociedad Quimica y Minera de Chile S.A. - ADR	155,280
		1,948,982
	COLOMBIA – 8.1%
105,000	Avianca Holdings S.A.	201,295
27,415	Banco Davivienda S.A.	336,082
24,000	BanColombia S.A. - ADR	1,176,480
151,177	Constructora Conconcreto S.A.	104,571
11,576	Empresa de Energia de Bogota S.A. ESP	9,207
15,000	Grupo Argos S.A.	151,088
10,500	Grupo de Inversiones Suramericana S.A.	183,342
14,896	Grupo Nutresa S.A.	204,068
		2,366,133
	MEXICO – 16.0%
45,000	America Movil S.A.B. de C.V. - ADR	1,051,650
37,000	Arca Continental S.A.B. de C.V.	231,383
48,960	Cemex S.A.B. de C.V. - ADR*	579,197
84,910	Compartamos S.A.B. de C.V.	158,810
60,000	Corp Inmobiliaria Vesta S.A.B. de C.V.	104,500
118,900	Empresas ICA S.A.B. de C.V. - ADR*	1,004,705
1,500	Fomento Economico Mexicano S.A.B. de C.V. - ADR	146,805
45,000	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	150,787
30,600	Grupo Financiero Banorte S.A.B. de C.V. - Class O	214,117
20,000	Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B - ADR	272,800
105,000	Industrias Bachoco S.A.B. de C.V.	355,133
59,700	Mexichem S.A.B. de C.V.	245,814
62,100	Wal-Mart de Mexico S.A.B. de C.V.	162,949
		4,678,650
	PERU – 10.6%
120,200	Alicorp S.A.A.	375,853
164,651	BBVA Banco Continental S.A.	300,255
144,000	Cia de Minas Buenaventura S.A.A. - ADR	1,615,680
252,006	Corp Aceros Arequipa S.A.*	69,383
76,800	Empresa de Distribucion Electrica de Lima Norte S.A.	133,186
358,928	Ferreyros S.A.A.	247,696
51,786	Grana y Montero S.A.	220,350
43,000	Luz del Sur S.A.A.	143,912

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PERU (Continued)
96	Southern Copper Corp.	$2,756
		3,109,071
	SPAIN – 0.8%
25,000	Banco Santander S.A. - ADR	226,750

	UNITED STATES – 1.6%
9,000	Citigroup, Inc.	468,990

	TOTAL COMMON STOCKS (Cost $16,464,203)	13,369,911

	EXCHANGE TRADED FUNDS – 3.6%
	MEXICO – 2.3%
10,000	iShares MSCI Mexico Capped ETF	680,000

	EUROPEAN ZONE – 1.3%
3,500	iShares Europe ETF	166,075
5,000	iShares MSCI EMU ETF	206,900
		372,975
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,055,827)	1,052,975

Principal Amount

	SHORT-TERM INVESTMENTS – 3.6%
$1,049,752	UMB Money Market Fiduciary , 0.01%2	1,049,752

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,049,752)	1,049,752

	TOTAL INVESTMENTS – 100.9% (Cost $32,476,237)	29,443,972
	Liabilities in Excess of Other Assets – (0.9)%	(273,331)

	TOTAL NET ASSETS – 100.0%	$29,170,641

Number of Shares

	SECURITIES SOLD SHORT – (2.4)%
	COMMON STOCKS – (2.4)%
	ARGENTINA – (1.8)%
(16,000)	YPF S.A. - ADR	(527,360)

	PANAMA – (0.6)%
(1,000)	Copa Holdings S.A. - Class A	(160,110)

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TOTAL COMMON STOCKS (Proceeds $599,020)	$(687,470)

	TOTAL SECURITIES SOLD SHORT (Proceeds $599,020)	$(687,470)

ADR – American Depositary Receipt

*	Non-income producing security.
1	Callable.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Strategic Latin America Fund
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Note 1 – Organization
Strategic Latin America Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide income and long-term capital appreciation. The Fund commenced investment operations on May 3, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Strategic Latin America Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
December 31, 2013 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Note 3 – Federal Income Tax Information
At December 31, 2013, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Strategic Latin America Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
December 31, 2013 (Unaudited)

Cost of investments	$32,483,151

Gross unrealized appreciation	$471,416
Gross unrealized depreciation	(3,510,595)
Net unrealized depreciation	$(3,039,179)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

Strategic Latin America Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
December 31, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds1	$-	$13,971,334	$-	$13,971,334
Common Stocks
Brazil	571,335	-	-	571,335
Chile	1,948,982	-	-	1,948,982
Colombia	1,176,480	1,189,653	-	2,366,133
Mexico	4,678,650	-	-	4,678,650
Peru	2,975,885	133,186	-	3,109,071
Spain	226,750	-	-	226,750
United States	468,990	-	-	468,990
Exchange Traded Funds1	1,052,975	-	-	1,052,975
Short-Term Investments	1,049,752	-	-	1,049,752
Total Investments	$14,149,799	$15,294,173	$-	$29,443,972

Liabilities
Securities Sold Short
Common Stocks1	$687,470	$-	$-	$687,470

*	The Fund did not hold any Level 3 securities during the period end December 31, 2013.
1	For a detailed break-out by country classification, please refer to the Schedule of Investments.

Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Strategic Latin America Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	2/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	2/28/14

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	2/28/14

* Print the name and title of each signing officer under his or her signature.